10. ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
10. ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

Accounts payable were $2,005,355 and $1,593,861 as of March 31, 2013 and September 30, 2012, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 3 vendors (25.0%, 16.2%, and 10.8%) with accounts payable in excess of 10% of its accounts payable as of March 31, 2013. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,593,861 and $1,206,100 as of  September 30, 2012 and 2011, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 3 vendors (30.1%, 13.7%, and 12.4%) with accounts payable in excess of 10% of its accounts payable as of September 30, 2012. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.